UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number  811-09917
                                                    -----------


                        SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                    SENTINEL ADMINISTRATIVE SERVICES COMPANY
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:  12/31/05
                         ---------------

Date of reporting period: 09/30/05
                         ---------------

 SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND
 INVESTMENT IN SECURITIES
 at September 30, 2005 (Unaudited)
 -------------------------------------------------------------------------------
                                                                       VALUE
                                                         SHARES       (NOTE 1)
 -------------------------------------------------------------------------------
 COMMON STOCKS 95.2%
 CONSUMER DISCRETIONARY 9.0%
   Carnival Corp.                                         9,000     $   449,820
*  Comcast Corp. - Class A                               32,000         920,960
   Gap, Inc.                                             19,300         336,399
   Grupo Televisa, S.A.                                   6,800         487,628
   Hilton Hotels Corp.                                   25,000         558,000
   McDonald's Corp.                                      15,300         512,397
   McGraw-Hill Cos., Inc.                                 9,400         451,576
   Petsmart, Inc.                                        10,200         222,156
   Staples, Inc.                                         21,000         447,720
   Time Warner, Inc.                                     63,500       1,149,985
   TJX Cos., Inc.                                        16,600         339,968
                                                                    -----------
                                                                      5,876,609
                                                                    -----------
 CONSUMER STAPLES 10.1%
   Altria Group, Inc.                                    14,600       1,076,166
   Coca-Cola Co.                                          6,200         267,778
   CVS Corp.                                             16,500         478,665
   Diageo plc (ADR)                                      10,100         585,901
   Gillette Co.                                           5,900         343,380
   Kimberly-Clark Corp.                                  12,000         714,360
   PepsiCo, Inc.                                         21,200       1,202,252
   Procter & Gamble Co.                                  12,100         719,466
   Wal-Mart Stores, Inc.                                  5,500         241,010
   Wrigley (Wm.) Jr. Co.                                 13,900         999,132
                                                                    -----------
                                                                      6,628,110
                                                                    -----------
 ENERGY 11.4%
   Chevron Corp.                                         23,094       1,494,874
   EOG Resources, Inc.                                   12,000         898,800
   Exxon Mobil Corp.                                     23,000       1,461,420
   GlobalSantaFe Corp.                                    9,800         447,076
   Murphy Oil Corp.                                       3,200         159,584
   Noble Energy, Inc.                                     9,600         450,240
*  Pride Int'l., Inc.                                    24,600         701,346
   Schlumberger Ltd.                                     13,958       1,177,776
*  Weatherford Int'l., Ltd.                              10,200         700,332
                                                                    -----------
                                                                      7,491,448
                                                                    -----------
 FINANCIALS 15.9%
   American Express Co.                                  19,213       1,103,594
   American Int'l. Group                                 12,900         799,284
   Bank of America Corp.                                 22,616         952,134
   Bank of New York, Inc.                                24,500         720,545
   Citigroup, Inc.                                       31,000       1,411,120
   Goldman Sachs Group, Inc.                              6,000         729,480
   J.P. Morgan Chase & Co.                               20,000         678,600
   MBNA Corp.                                            14,100         347,424
   Mellon Financial Corp.                                16,900         540,293
   Merrill Lynch & Co., Inc.                              9,800         601,230
   Morgan Stanley                                         7,600         409,944
   PNC Financial Services Group, Inc.                     4,000         232,080
   St. Paul Travelers Cos., Inc.                         20,734         930,335
   U.S. Bancorp                                          15,000         421,200
   Wells Fargo & Co.                                      8,900         521,273
                                                                    -----------
                                                                     10,398,536
                                                                    -----------

 HEALTH CARE 16.5%
*  Amgen, Inc.                                            8,600         685,162
   Baxter Int'l., Inc.                                   16,900         673,803
*  Boston Scientific Corp.                               14,200         331,854
   Bristol-Myers Squibb Co.                              16,400         394,584
*  Cerner Corp.                                           5,400         469,422
   Cigna Corp.                                            2,400         282,864
   GlaxoSmithKline plc (ADR)                             13,600         697,408
   Guidant Corp.                                          8,000         551,120
   HCA, Inc.                                             13,300         637,336
   Johnson & Johnson                                     19,300       1,221,304
*  Laboratory Corp. of America Holdings                  10,100         491,971
   Lilly, Eli & Co.                                       7,600         406,752
*  Medco Health Solutions, Inc.                           6,970         382,165
   Medtronic, Inc.                                       20,200       1,083,124
   Novartis (ADR)                                        12,300         627,300
   Pfizer, Inc.                                          41,200       1,028,764
   Sanofi-Aventis (ADR)                                   7,400         307,470
   Teva Pharmaceutical Industries Ltd. (ADR)             16,000         534,720
                                                                    -----------
                                                                     10,807,123
                                                                    -----------
 INDUSTRIALS 13.3%
   Boeing Co.                                             9,100         618,345
   Canadian Nat'l. Railway Co.                            2,900         205,871
   General Dynamics Corp.                                 4,400         526,020
   Deere & Co.                                            5,000         306,000
   General Electric Co.                                  42,000       1,414,140
   Honeywell Int'l., Inc.                                22,100         828,750
   Northrop Grumman Corp.                                10,000         543,500
   Rockwell Automation, Inc.                             11,300         597,770
   Tyco Int'l. Ltd                                       40,000       1,114,000
   Union Pacific Corp.                                    8,100         580,770
   United Technologies Corp.                             26,400       1,368,576
   Waste Management, Inc.                                22,800         652,308
                                                                    -----------
                                                                      8,756,050
                                                                    -----------
 INFORMATION TECHNOLOGY 11.9%
   Accenture Ltd.                                        10,500         267,330
   Analog Devices, Inc.                                   4,400         163,416
   Applied Materials, Inc.                               22,700         384,992
*  Broadcom Corp. - Class A                               6,800         318,988
   Computer Associates Int'l., Inc.                      12,100         336,501
*  EMC Corp.                                             40,600         525,364
   First Data Corp.                                       7,900         316,000
*  Freescale Semiconductor, Inc. - Class B               19,560         461,225
   Int'l. Business Machines                              11,800         946,596
   Microsoft Corp.                                       52,000       1,337,960
   Motorola, Inc.                                        34,100         753,269
   Nokia Corp. (ADR)                                     26,700         451,497
*  Oracle Corp.                                          49,200         609,588
(R)Seagate Technology                                    15,000         237,750
   Texas Instruments                                     20,400         691,560
                                                                    -----------
                                                                      7,802,036
                                                                    -----------

 MATERIALS 4.9%
   DuPont, E.I. de Nemours & Co.                         23,100         904,827
   Freeport-McMoran Copper & Gold - Class B              21,900       1,064,121
   Int'l. Paper Co.                                      16,800         500,640
   Newmont Mining Corp.                                   3,200         150,944
   Praxair, Inc.                                         12,800         613,504
                                                                    -----------
                                                                      3,234,036
                                                                    -----------
 TELECOMMUNICATION SERVICES 1.2%
   Sprint Group                                          12,700         302,006
   Vodafone Group plc (ADR)                              20,000         519,400
                                                                    -----------
                                                                        821,406
                                                                    -----------
 UTILITIES 1.0%
   Entergy Corp.                                          8,600         639,152
                                                                    -----------

 TOTAL COMMON STOCKS
   (COST $52,253,348)                                                62,454,506
                                                                    -----------

 -------------------------------------------------------------------------------
                                                   PRINCIPAL AMOUNT    VALUE
                                                      (M=$1,000)      (NOTE 1)
 -------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS 4.1%
   Federal Home Loan Bank
   3.53%, 10/04/05
   (COST $2,699,206)                                     2,700M       2,699,206
                                                                    -----------
 TOTAL INVESTMENTS
   (COST $54,952,554)**                                              65,153,712

 EXCESS OF OTHER ASSETS OVER LIABILITIES 0.7%                           461,050
                                                                    -----------
 NET ASSETS                                                         $65,614,762
                                                                    ===========

 *     Non-income producing.

 ** Cost for federal income tax purposes is substantially similar. At September 30, 2005 unrealized appreciation for federal income tax purposes aggregated $10,201,158 of which $11,500,055 related to appreciated securities and $1,298,897 related to depreciated securities.

 (ADR) - American Depository Receipt
 (R) - Return of Capital paid during the fiscal period.

 See Notes to Financial Statements.

 SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND
 INVESTMENT IN SECURITIES
 at September 30, 2005 (Unaudited)
 -------------------------------------------------------------------------------
                                                                       VALUE
                                                         SHARES       (NOTE 1)
 -------------------------------------------------------------------------------
 COMMON STOCKS 99.9%
 CONSUMER DISCRETIONARY 9.5%
*  Apollo Group, Inc. - Class A                             100     $     6,639
*  AutoZone, Inc.                                            40           3,330
*  Bed Bath & Beyond, Inc.                                  200           8,036
   Best Buy Co., Inc.                                       270          11,753
   Black & Decker Corp.                                      60           4,925
   Block, H & R, Inc.                                       210           5,036
*  Coach, Inc.                                              260           8,154
   Darden Restaurants, Inc.                                  90           2,733
   Dollar General Corp.                                     210           3,851
   Dow Jones & Co., Inc.                                     36           1,375
*  Ebay, Inc.                                               750          30,900
   Fortune Brands, Inc.                                     100           8,133
   Goodyear Tire & Rubber Co.                               110           1,715
   Harley-Davidson, Inc.                                    181           8,768
   Harrah's Entertainment, Inc.                             130           8,475
   Hilton Hotels Corp.                                      220           4,910
   Home Depot, Inc.                                       1,450          55,303
   Int'l. Game Technology                                   230           6,210
   Limited Brands, Inc.                                     230           4,699
   Lowe's Cos., Inc.                                        530          34,132
   Marriott Int'l., Inc. - Class A                          120           7,560
   Maytag Corp.                                              50             913
   McGraw-Hill Cos., Inc.                                   250          12,010
   Meredith Corp.                                            30           1,497
   Newell Rubbermaid, Inc.                                  180           4,077
   Nike, Inc. - Class B                                     130          10,618
   Nordstrom, Inc.                                          150           5,148
   Omnicom Group, Inc.                                      124          10,370
   Radioshack Corp.                                          89           2,207
   Sherwin Williams Co.                                      80           3,526
   Staples, Inc.                                            490          10,447
*  Starbucks Corp.                                          260          13,026
   Target Corp.                                             600          31,158
   TJX Cos., Inc.                                           310           6,349
*  Visteon, Corp.                                            80             782
   Yum Brands, Inc.                                         194           9,392
                                                                    -----------
                                                                        348,157
                                                                    -----------

 CONSUMER STAPLES 17.1%
   Altria Group, Inc.                                     1,410         103,931
   Anheuser-Busch Co., Inc.                                 521          22,424
   Avon Products, Inc.                                      312           8,424
   Brown Forman Corp. - Class B                              60           3,572
   Campbell Soup Co.                                        124           3,689
   Clorox Co.                                               100           5,554
   Coca-Cola Co.                                          1,405          60,682
   Colgate Palmolive Co.                                    355          18,740
   General Mills, Inc.                                      250          12,050
   Gillette Co.                                             609          35,444
   Heinz, H.J. Co.                                          224           8,185
   Kellogg Co.                                              175           8,073
   Kimberly-Clark Corp.                                     320          19,050
   McCormick & Co., Inc.                                     90           2,937
   Pepsi Bottling Group, Inc.                                90           2,570
   PepsiCo, Inc.                                          1,130          64,082
   Procter & Gamble Co.                                   1,670          99,298
   Sara Lee Corp.                                           522           9,892
   Sysco Corp.                                              424          13,301
   The Hershey Co.                                          120           6,757
   UST, Inc.                                                106           4,437
   Walgreen Co.                                             696          30,241
   Wal-Mart Stores, Inc.                                  1,691          74,100
   Wrigley (Wm.) Jr. Co.                                    120           8,625
                                                                    -----------
                                                                        626,058
                                                                    -----------
 ENERGY 10.5%
   Baker Hughes, Inc.                                       230          13,726
   B.J. Services Co.                                        220           7,918
   EOG Resources, Inc.                                      160          11,984
   Exxon Mobil Corp.                                      4,270         271,316
   Halliburton Co.                                          350          23,982
   Kinder Morgan, Inc.                                       70           6,731
   Schlumberger Ltd.                                        400          33,752
   Sunoco, Inc.                                              90           7,038
   XTO Energy, Inc.                                         243          11,013
                                                                    -----------
                                                                        387,460
                                                                    -----------
 FINANCIALS 3.5%
   American Express Co.                                     840          48,250
   Federated Investors, Inc. - Class B                       60           1,994
   Franklin Resources, Inc.                                 100           8,396
   Moody's Corp.                                            172           8,786
   Progressive Corp.                                        140          14,668
   Public Storage, Inc.                                      60           4,020
   Schwab, Charles Corp.                                    700          10,101
   Simon Property Group, Inc.                               130           9,636
   SLM Corp.                                                286          15,341
   T. Rowe Price Group, Inc.                                 90           5,877
                                                                    -----------
                                                                        127,069
                                                                    -----------

 HEALTH CARE 19.1%
   Abbott Labs                                            1,053          44,647
   Allergan, Inc.                                            90           8,246
*  Amgen, Inc.                                              842          67,082
   Bard C.R., Inc.                                           70           4,622
   Baxter Int'l., Inc.                                      420          16,745
   Becton Dickinson & Co.                                   170           8,913
   Biomet, Inc.                                             170           5,900
*  Boston Scientific Corp.                                  400           9,348
   Bristol-Myers Squibb Co.                               1,323          31,831
*  Coventry Health Care, Inc.                                70           6,021
*  Express Scripts, Inc.                                    100           6,220
*  Forest Labs, Inc.                                        234           9,119
*  Genzyme Corp.                                            180          12,895
*  Gilead Sciences, Inc.                                    310          15,116
   Guidant Corp.                                            223          15,362
   HCA, Inc.                                                310          14,855
*  Hospira, Inc.                                            110           4,506
   IMS Health, Inc.                                         148           3,725
   Johnson & Johnson                                      2,017         127,635
   Lilly, Eli & Co.                                         769          41,157
*  Medimmune, Inc.                                          160           5,384
   Medtronic, Inc.                                          826          44,290
   Merck & Co., Inc.                                      1,481          40,298
*  Millipore Corp.                                           35           2,201
   Quest Diagnostics, Inc.                                  110           5,559
   Schering Plough Corp.                                  1,000          21,050
*  St. Jude Medical, Inc.                                   250          11,700
   Stryker Corp.                                            200           9,886
   UnitedHealth Group, Inc.                                 860          48,332
*  Waters Corp.                                              80           3,328
   Wyeth                                                    912          42,198
*  Zimmer Holdings, Inc.                                    171          11,780
                                                                    -----------
                                                                        699,951
                                                                    -----------
 INDUSTRIALS 14.2%
   3M Co.                                                   520          38,147
   American Standard Cos., Inc.                             120           5,586
   Avery Dennison Corp.                                      79           4,139
   Boeing Co.                                               560          38,052
   Caterpillar, Inc.                                        460          27,025
   Danaher Corp.                                            160           8,613
   Emerson Electric Co.                                     280          20,104
   Equifax, Inc.                                             85           2,970
   Fluor Corp.                                               60           3,863
   General Electric Co.                                   7,177         241,650
   Lockheed Martin Corp.                                    250          15,260
*  Monster Worldwide, Inc.                                   80           2,457
   Pitney Bowes, Inc.                                       150           6,261
   Robert Half Int'l., Inc.                                 110           3,915
   Rockwell Automation, Inc.                                120           6,348
   Rockwell Collins, Inc.                                   120           5,798
   United Parcel Service, Inc. - Class B                    750          51,848
   United Technologies Corp.                                690          35,770
                                                                    -----------
                                                                        517,806
                                                                    -----------

 INFORMATION TECHNOLOGY 23.6%
   Adobe Systems, Inc.                                      334           9,970
*  Altera Corp.                                             252           4,816
   Analog Devices, Inc.                                     249           9,247
*  Apple Computer, Inc.                                     560          30,022
   Autodesk, Inc.                                           150           6,966
   Automatic Data Processing, Inc.                          393          16,915
*  Avaya, Inc.                                              280           2,884
*  Broadcom Corp. - Class A                                 190           8,913
*  Cisco Systems, Inc.                                    4,326          77,565
*  Citrix Systems, Inc.                                     110           2,765
*  Corning, Inc.                                            990          19,137
*  Dell, Inc.                                             1,623          55,507
*  Electronic Arts, Inc.                                    210          11,947
   First Data Corp.                                         520          20,800
*  Gateway, Inc.                                            170             459
   Intel Corp.                                            4,123         101,632
   Int'l. Business Machines                               1,084          86,958
*  Intuit, Inc.                                             120           5,377
*  Lexmark Int'l. - Class A                                  78           4,762
   Linear Technology                                        205           7,706
*  Lucent Technologies                                    3,010           9,783
   Maxim Integrated Products, Inc.                          220           9,383
*  Mercury Interactive Corp.                                 52           2,059
   Microsoft Corp.                                        6,236         160,452
   National Semiconductor Corp.                             230           6,049
*  Network Appliance, Inc.                                  246           5,840
*  NVIDIA Corp.                                             110           3,771
*  Oracle Corp.                                           2,548          31,570
*  Parametric Technology Corp.                              180           1,255
   Paychex, Inc.                                            228           8,454
*  PMC-Sierra, Inc.                                         120           1,057
   Qualcomm, Inc.                                         1,100          49,225
*  Symantec Corp.                                           810          18,355
   Texas Instruments                                      1,100          37,290
   Xilinx, Inc.                                             234           6,517
*  Yahoo!, Inc.                                             844          28,561
                                                                    -----------
                                                                        863,969
                                                                    -----------

 MATERIALS 1.5%
   Allegheny Technologies, Inc.                              50           1,549
   Ball Corp.                                                70           2,571
   DuPont, E.I. de Nemours & Co.                            670          26,244
   Ecolab, Inc.                                             120           3,832
   Freeport-McMoran Copper & Gold - Class B                 120           5,831
*  Hercules, Inc.                                            70             855
   Int'l. Flavors & Fragrances                               50           1,782
   Praxair, Inc.                                            220          10,545
                                                                    -----------
                                                                         53,209
                                                                    -----------
 TELECOMMUNICATION SERVICES  0.2%
   Citizens Communications Co.                              230           3,117
*  Qwest Communications Int'l., Inc.                      1,030           4,223
                                                                    -----------
                                                                          7,340
                                                                    -----------
 UTILITIES 0.7%
*  AES Corp.                                                440           7,229
   TXU Corp.                                                170          19,190
                                                                    -----------
                                                                         26,419
                                                                    -----------
 TOTAL COMMON STOCKS
 (Cost $2,846,561)**                                                  3,657,438

 EXCESS OF OTHER ASSETS OVER LIABILITIES 0.1%                             1,769
                                                                    -----------
 NET ASSETS                                                         $ 3,659,207
                                                                    ===========

 *     Non-income producing.

 ** Cost for federal income tax purposes is substantially similar. At September 30, 2005 net unrealized appreciation for federal income tax purposes aggregrated $810,877 of which $869,245 related to appreciated securities and $58,368 related to depreciated securities.

 See Notes to Financial Statements.

 SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND
 INVESTMENT IN SECURITIES
 at September 30, 2005 (Unaudited)
 -------------------------------------------------------------------------------
                                                                       VALUE
                                                         SHARES       (NOTE 1)
 -------------------------------------------------------------------------------
 COMMON STOCKS 98.9%
 CONSUMER DISCRETIONARY 22.3%
*  Advance Auto Parts, Inc.                               4,500     $   174,060
*  Bed Bath & Beyond, Inc.                                7,700         309,386
   Block, H & R, Inc.                                     4,800         115,104
   Borg Warner, Inc.                                      4,900         276,654
*  Bright Horizons Family Solutions, Inc.                 2,300          88,320
*  Cheesecake Factory, Inc.                               6,550         204,622
   Claire's Stores, Inc.                                 13,700         330,581
*  Coach, Inc.                                            3,300         103,488
   Foot Locker, Inc.                                     14,400         315,936
   Fortune Brands, Inc.                                   2,200         178,926
*  Getty Images, Inc.                                     2,800         240,912
   Gtech Holdings Corp.                                  11,500         368,690
*  Laureate Education, Inc.                               7,250         355,033
   Leggett & Platt, Inc.                                 14,800         298,960
   Marriott Int'l., Inc. - Class A                        5,100         321,300
   Michaels Stores, Inc.                                  5,600         185,136
   Polaris Industries, Inc.                               5,200         257,660
   Servicemaster Co.                                      6,500          88,010
   Staples, Inc.                                         14,865         316,922
*  Timberland Co. - Class A                              10,760         363,473
   TJX Cos., Inc.                                        16,560         339,149
*  Toll Brothers, Inc.                                    7,100         317,157
   Yum Brands, Inc.                                       4,700         227,527
                                                                    -----------
                                                                      5,777,006
                                                                    -----------
 CONSUMER STAPLES 4.0%
   Alberto-Culver Co.                                     6,100         272,975
*  Central European District Corp.                        5,000         212,950
*  Constellation Brands, Inc. - Class A                   4,200         109,200
   Ralcorp Hldgs., Inc.                                   5,600         234,752
   Wrigley (Wm.) Jr. Co.                                  2,900         208,452
                                                                    -----------
                                                                      1,038,329
                                                                    -----------
 ENERGY 11.6%
   Baker Hughes, Inc.                                     6,100         364,048
   Devon Energy Corp.                                     4,720         323,981
   Ensco Int'l., Inc.                                    11,200         521,808
   Murphy Oil Corp.                                       2,900         144,623
   Noble Energy, Inc.                                    10,800         506,520
*  Pride Int'l., Inc.                                    10,100         287,951
*  Weatherford Int'l., Ltd.                               4,000         274,640
   Williams Cos., Inc.                                   18,000         450,900
   XTO Energy, Inc.                                       3,000         135,960
                                                                    -----------
                                                                      3,010,431
                                                                    -----------

 FINANCIALS 5.2%
   Commerce Bancorp, Inc.                                 9,900         303,831
*  E*TRADE Financial Corp.                               15,700         276,320
   HCC Insurance Holdings, Inc.                          16,200         462,186
   IndyMac Bancorp, Inc.                                  3,000         118,740
   Mercantile Bankshares Corp.                            3,600         193,968
                                                                    -----------
                                                                      1,355,045
                                                                    -----------
 HEALTH CARE 15.7%
*  Barr Pharmaceuticals, Inc.                             6,000         329,520
   Beckman Coulter, Inc.                                  7,100         383,258
   Biomet, Inc.                                           7,100         246,441
*  Cerner Corp.                                           3,500         304,255
*  Coventry Health Care, Inc.                             3,490         300,210
*  Endo Pharmaceuticals Holdings, Inc.                   12,500         333,375
*  Genzyme Corp.                                          3,000         214,920
*  Laboratory Corp. of America Holdings                   8,020         390,654
*  Medco Health Solutions, Inc.                           4,100         224,803
   Teva Pharmaceutical Industries Ltd. (ADR)             12,000         401,040
*  Triad Hospitals, Inc.                                  5,600         253,512
*  VCA Antech, Inc.                                       8,300         211,816
*  Varian Medical Systems, Inc.                           3,800         150,138
*  Wellpoint, Inc.                                        4,200         318,444
                                                                    -----------
                                                                      4,062,386
                                                                    -----------
 INDUSTRIALS 12.1%
*  Corrections Corp. of America                           8,400         333,480
   Goodrich Corp.                                         6,000         266,040
   J.B. Hunt Transport Services, Inc.                     4,400          83,644
   Oshkosh Truck Corp.                                    4,800         207,168
   Pentair, Inc.                                          4,200         153,300
   Pitney Bowes, Inc.                                     4,600         192,004
*  Portfolio Recovery Associates, Inc.                    7,800         336,804
   Republic Services, Inc.                                8,940         315,492
   Roper Industries, Inc.                                 7,680         301,747
   Timken Co.                                            17,410         515,858
   Toro Co.                                               7,600         279,376
*  West Corp.                                             3,970         148,438
                                                                    -----------
                                                                      3,133,351
                                                                    -----------
 INFORMATION TECHNOLOGY 23.0%
*  Altera Corp.                                           9,810         187,469
*  Amdocs Ltd.                                           16,300         451,999
   Amphenol Corp.                                         2,000          80,680
*  Broadcom Corp. - Class A                               7,920         371,527
   CDW Corp.                                              7,000         412,440
*  CheckFree Corp.                                        8,100         306,342
*  Cognizant Technology Solutions - Class A               7,520         350,357
*  Fiserv, Inc.                                           8,300         380,721
*  Jabil Circuit, Inc.                                    8,300         256,636
*  Kronos, Inc.                                           2,000          89,280
*  Lexmark Int'l. - Class A                               5,000         305,250
   Maxim Integrated Products, Inc.                        9,490         404,749
*  Mercury Interactive Corp.                              4,800         190,080
   Microchip Technology, Inc.                             4,700         141,564
*  NCR Corp.                                              5,700         181,887
*  Network Appliance, Inc.                                9,850         233,839
*  Novellus Systems, Inc.                                10,000         250,800
*  Oracle Corp.                                          27,090         335,645
   Plantronics, Inc.                                      2,900          89,349
*  QLogic Corp.                                           1,320          45,144
*  Quest Software, Inc.                                  16,600         250,162
*  SanDisk Corp.                                          3,100         149,575
   Satyam Computer Services Ltd. (ADR)                   10,100         305,222
*  WebSense, Inc.                                         3,800         194,598
                                                                    -----------
                                                                      5,965,315
                                                                    -----------

 MATERIALS 3.6%
   Freeport-McMoran Copper & Gold - Class B              10,200         495,618
   Praxair, Inc.                                          9,200         440,956
                                                                    -----------
                                                                        936,574
                                                                    -----------
 UTILITIES 1.4%
*  AES Corp.                                             22,400         368,032
                                                                    -----------
 TOTAL COMMON STOCKS
 (Cost $23,020,366)**                                                25,646,469

 EXCESS OF OTHER ASSETS OVER LIABILITIES 1.1%                           274,324
                                                                    -----------
 NET ASSETS                                                         $25,920,793
                                                                    ===========

 *     Non-income producing.

 ** Cost for federal income tax purposes is substantially similar. At September 30, 2005 net unrealized appreciation for federal income tax purposes aggregrated $2,626,103 of which $3,159,363 related to appreciated securities and $533,260 related to depreciated securities.

(ADR)--American Depository Receipt

 See Notes to Financial Statements.

 SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND
 INVESTMENT IN SECURITIES
 at September 30, 2005 (Unaudited)
 -------------------------------------------------------------------------------
                                                                       VALUE
                                                         SHARES       (NOTE 1)
 -------------------------------------------------------------------------------
 COMMON STOCKS 95.8%
 CONSUMER DISCRETIONARY 14.9%
*  A.C. Moore Arts & Crafts, Inc.                        20,000     $   383,600
   ADVO, Inc.                                             8,200         256,578
*  Columbia Sportswear Co.                                8,600         399,040
*  Fossil, Inc.                                          28,500         518,415
*  Gildan Activewear, Inc.                               11,000         420,530
   Harte-Hanks, Inc.                                     23,500         621,105
   K-Swiss, Inc. - Class A                               21,400         632,798
*  Quicksilver, Inc.                                     47,300         683,485
*  Rare Hospitality Int'l., Inc.                         32,200         827,540
   Regis Corp.                                           20,200         763,964
   SCP Pool Corp.                                        19,200         670,656
*  Sonic Corp.                                           25,300         691,955
*  Timberland Co. - Class A                              18,000         608,040
   Unifirst Corp.                                        14,000         490,980
                                                                    -----------
                                                                      7,968,686
                                                                    -----------
 CONSUMER STAPLES 5.3%
*  BJ's Wholesale Club, Inc.                             16,400         455,920
   Casey's General Stores, Inc.                          23,500         545,200
*  Central Garden & Pet Co.                              16,000         724,000
   Church & Dwight, Inc.                                 22,600         834,844
*  Ralcorp Hldgs., Inc.                                   6,000         251,520
                                                                    -----------
                                                                      2,811,484
                                                                    -----------
 ENERGY 10.2%
   Cabot Oil & Gas Corp.                                 17,000         858,670
*  Core Laboratories                                     33,400       1,077,484
*  Genlyte Group, Inc.                                      300          14,424
*  Remington Oil & Gas Corp.                             14,000         581,000
*  Superior Energy Services, Inc.                        50,700       1,170,663
*  TETRA Technologies, Inc.                              25,800         805,476
   Western Gas Resources, Inc.                           17,700         906,771
                                                                    -----------
                                                                      5,414,488
                                                                    -----------
 FINANCIALS 13.0%
   East West Bancorp, Inc.                               21,000         714,840
   First Midwest Bancorp                                 21,000         782,040
   HCC Insurance Holdings, Inc.                          37,800       1,078,434
   Healthcare Realty Trust                               19,600         786,744
   Hilb Rogal & Hobbs Co.                                11,800         440,376
   Main Street Banks, Inc.                               26,500         710,200
   Raymond James Financial, Inc.                          1,400          44,968
   RLI Corp.                                             20,000         925,200
   UCBH Holdings, Inc.                                   51,600         945,312
   Wilmington Trust Corp.                                13,800         503,010
                                                                    -----------
                                                                      6,931,124
                                                                    -----------

 HEALTH CARE 18.0%
*  Advanced Neuromodulation Systems                      11,600         550,536
*  Andrx Corp.                                           22,700         350,261
*  Arthrocare Corp.                                      15,800         635,476
*  Bio Rad Labs, Inc. - Class A                          11,600         637,884
*  Biosite, Inc.                                         11,000         680,460
*  Cerner Corp.                                           6,500         565,045
*  Chattem, Inc.                                         15,400         546,700
*  Edwards Lifesciences Corp.                             9,800         435,218
*  First Horizon Pharmaceutical Corp.                    31,500         625,905
*  ICU Medical, Inc.                                     23,000         661,480
*  IDX Systems Corp.                                     19,300         833,374
*  IDEXX Laboratories, Inc.                               5,000         334,400
*  Integra Lifesciences Holdings                         24,300         929,718
*  Lifeline Systems, Inc.                                 7,500         250,725
*  Serologicals Corp.                                    38,400         866,304
*  Sybron Dental Specialties, Inc.                       16,700         694,386
*  United Surgical Partners Int'l., Inc.                    700          27,377
                                                                    -----------
                                                                      9,625,249
                                                                    -----------
 INDUSTRIALS 18.2%
   ABM Industries, Inc.                                  19,200         399,552
   Brookfield Homes Corp.                                 7,700         427,581
   Clarcor, Inc.                                         20,500         588,760
   Curtiss-Wright Corp.                                  10,000         617,100
*  Esco Technologies, Inc.                               15,800         791,106
   G&K Services, Inc. - Class A                          15,900         626,301
   Heartland Express, Inc.                               32,500         661,050
   HEICO Corp.                                           19,600         348,880
   IDEX Corp.                                            14,300         608,465
*  Moog, Inc. - Class A                                  26,500         782,280
   MSC Industrial Direct Co. - Class A                   20,500         679,985
   Teleflex, Inc.                                        10,200         719,100
   Toro Co.                                              24,500         900,620
*  Waste Connections, Inc.                               23,900         838,412
*  West Corp.                                            19,600         732,844
                                                                    -----------
                                                                      9,722,036
                                                                    -----------
 INFORMATION TECHNOLOGY 12.7%
*  Aeroflex, Inc.                                        43,600         408,096
*  Ansys, Inc.                                           12,100         465,729
   Carpenter Technology Corp.                               900          52,749
*  Digital Insight Corp.                                 14,500         377,870
*  FormFactor, Inc.                                      17,700         403,914
*  Hyperion Solutions Corp.                              17,900         870,835
*  Integrated Device Technology                          15,470         166,148
*  Kronos, Inc.                                          20,600         919,584
   Methode Electronics, Inc.                             28,200         324,864
*  Mettler-Toledo Int'l.                                  8,100         412,938
*  Perot Systems Corp. - Class A                         46,300         655,145
   Plantronics, Inc.                                     23,000         708,630
*  Semtech Corp.                                         28,500         469,395
*  Serena Software, Inc.                                 27,500         548,075
                                                                    -----------
                                                                      6,783,972
                                                                    -----------
 MATERIALS 3.5%
   Aptargroup, Inc.                                      14,500         722,245
   MacDermid, Inc.                                       20,900         548,834
   The Scotts Miracle-Gro Co.                             6,900         606,717
                                                                    -----------
                                                                      1,877,796
                                                                    -----------
 TOTAL COMMON STOCKS
   (Cost $41,448,567)                                                51,134,835
                                                                    -----------

 -------------------------------------------------------------------------------
                                                   PRINCIPAL AMOUNT    VALUE
                                                      (M=$1,000)      (NOTE 1)
 -------------------------------------------------------------------------------
 CORPORATE SHORT-TERM NOTES 3.7%
 American Express Credit Corp.
   3.8%, 10/05/05
   (Cost $1,999,155)                                     2,000M       1,999,155
                                                                    -----------
 TOTAL INVESTMENTS
   (Cost $43,447,722)**                                              53,133,990

 EXCESS OF OTHER ASSETS OVER LIABILITIES 0.5%                            254,038
                                                                    -----------
 NET ASSETS                                                         $53,388,028
                                                                    ===========
 -------------------------------------------------------------------------------
 *     Non-Income producing

 ** Cost for federal income tax purposes is substantially similar. At September 30, 2005 net unrealized appreciation for federal income tax purposes aggregated $9,686,268 of which $10,934,971 related to appreciated securities and $1,248,703 related to depreciated securities.

 See Notes to Financial Statements.

 SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND
 INVESTMENT IN SECURITIES
 at September 30, 2005 (Unaudited)
 -------------------------------------------------------------------------------
                                                   PRINCIPAL AMOUNT    VALUE
                                                      (M=$1,000)      (NOTE 1)
 -------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS 35.0%
 U.S. TREASURY OBLIGATIONS 2.3%
 10-Year:
 U.S. Treasury Note
    4.25% ,   08/15/15                                    500M      $   496,875
                                                                    -----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS 32.7%
 FEDERAL HOME LOAN MORTGAGE CORPORATION 16.7%
 Collateralized Mortgage Obligations:
 FHR 2787 OE
     5.5% ,   05/15/30                                    500M          503,125
 FHR 2547 BE
     5.5% ,   03/15/32                                  1,000M          999,800
 FHR 2489 PE
       6% ,   08/15/32                                  1,000M        1,027,150
 FHR 2727 PM
     4.5% ,   01/15/34                                    500M          461,780
 FHR 2727 UE
       5% ,   01/15/34                                    614M          596,182
                                                                    -----------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                         3,588,037
                                                                    -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION 16.0%
 Collateralized Mortgage Obligations:
 FNR 2004-79 VG
     4.5% ,   04/25/27                                  1,500M        1,417,095
 FNR 2002-73 QE
     5.5% ,   04/25/31                                  1,500M        1,517,250
 FNR 2002-85 PD
     5.5% ,   05/25/31                                    500M          500,180
                                                                    -----------
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                          3,434,525
                                                                    -----------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                             7,022,562
                                                                    -----------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $7,557,196)                                                    7,519,437
                                                                    -----------

 -------------------------------------------------------------------------------
                                                                       VALUE
                                                         SHARES       (NOTE 1)
 -------------------------------------------------------------------------------
 COMMON STOCKS 60.9%
 CONSUMER DISCRETIONARY 5.6%
   Carnival Corp.                                         1,800          89,964
*  Comcast Corp. - Class A                                6,300         181,314
   Gap, Inc.                                              4,000          69,720
   Grupo Televisa, S.A.                                   1,300          93,223
   Hilton Hotels Corp.                                    3,500          78,120
   McDonald's Corp.                                       3,000         100,470
   McGraw-Hill Cos., Inc.                                 2,200         105,688
   Petsmart, Inc.                                         2,300          50,094
   Staples, Inc.                                          6,000         127,920
   Time Warner, Inc.                                     13,000         235,430
   TJX Cos., Inc.                                         3,400          69,632
                                                                    -----------
                                                                      1,201,575
                                                                    -----------
 CONSUMER STAPLES 6.5%
   Altria Group, Inc.                                     2,900         213,759
   Coca-Cola Co.                                          1,300          56,147
   CVS Corp.                                              3,200          92,832
   Diageo plc (ADR)                                       2,200         127,622
   Gillette Co.                                           2,500         145,500
   Kimberly-Clark Corp.                                   2,500         148,825
   PepsiCo, Inc.                                          3,500         198,485
   Procter & Gamble Co.                                   2,500         148,650
   Wal-Mart Stores, Inc.                                  1,100          48,202
   Wrigley (Wm.) Jr. Co.                                  2,800         201,264
                                                                    -----------
                                                                      1,381,286
                                                                    -----------
 ENERGY 7.4%
   Chevron Corp.                                          3,900         252,447
   EOG Resources, Inc.                                    2,600         194,740
   Exxon Mobil Corp.                                      4,500         285,930
   GlobalSantaFe Corp.                                    2,000          91,240
   Murphy Oil Corp.                                       1,000          49,870
   Noble Energy, Inc.                                     2,200         103,180
*  Pride Int'l., Inc.                                     5,100         145,401
   Schlumberger Ltd.                                      4,000         337,520
*  Weatherford Int'l., Ltd.                               1,800         123,588
                                                                    -----------
                                                                      1,583,916
                                                                    -----------
 FINANCIALS 9.9%
   American Express Co.                                   2,700         155,088
   American Int'l. Group                                  2,700         167,292
   Bank of America Corp.                                  4,700         197,870
   Bank of New York, Inc.                                 3,800         111,758
   Citigroup, Inc.                                        8,000         364,160
   Goldman Sachs Group, Inc.                              1,000         121,580
   J.P. Morgan Chase & Co.                                3,500         118,755
   MBNA Corp.                                             4,100         101,024
   Mellon Financial Corp.                                 3,500         111,895
   Merrill Lynch & Co., Inc.                              1,700         104,295
   Morgan Stanley                                         1,700          91,698
   PNC Financial Services Group, Inc.                       800          46,416
   St. Paul Travelers Cos., Inc.                          4,683         210,126
   U.S. Bancorp                                           3,400          95,472
   Wells Fargo & Co.                                      2,100         122,997
                                                                    -----------
                                                                      2,120,426
                                                                    -----------

 HEALTH CARE 10.5%
*  Amgen, Inc.                                            1,800         143,406
   Baxter Int'l., Inc.                                    3,500         139,545
*  Boston Scientific Corp.                                3,200          74,784
   Bristol-Myers Squibb Co.                               4,000          96,240
*  Cerner Corp.                                           1,100          95,623
   Cigna Corp.                                              500          58,930
   GlaxoSmithKline plc (ADR)                              2,200         112,816
   Guidant Corp.                                          1,100          75,779
   HCA, Inc.                                              2,800         134,176
   Johnson & Johnson                                      4,100         259,448
*  Laboratory Corp. of America Holdings                   2,100         102,291
   Lilly, Eli & Co.                                       1,600          85,632
*  Medco Health Solutions, Inc.                           1,449          79,449
   Medtronic, Inc.                                        4,300         230,566
   Novartis (ADR)                                         2,600         132,600
   Pfizer, Inc.                                           8,400         209,748
   Sanofi-Aventis (ADR)                                   1,400          58,170
   Teva Pharmaceutical Industries Ltd. (ADR)              5,100         170,442
                                                                    -----------
                                                                      2,259,645
                                                                    -----------
 INDUSTRIALS 8.8%
   Boeing Co.                                             2,400         163,080
   Canadian Nat'l. Railway Co.                              600          42,594
   Deere & Co.                                            1,000          61,200
   General Dynamics Corp.                                   900         107,595
   General Electric Co.                                   9,300         313,131
   Honeywell Int'l., Inc.                                 5,200         195,000
   Northrop Grumman Corp.                                 2,000         108,700
   Rockwell Automation, Inc.                              2,500         132,250
   Tyco Int'l. Ltd                                        7,600         211,660
   Union Pacific Corp.                                    2,000         143,400
   United Technologies Corp.                              5,000         259,200
   Waste Management, Inc.                                 5,000         143,050
                                                                    -----------
                                                                      1,880,860
                                                                    -----------
 INFORMATION TECHNOLOGY 7.7%
   Accenture Ltd.                                         2,100          53,466
   Analog Devices, Inc.                                     900          33,426
   Applied Materials, Inc.                                4,700          79,712
*  Broadcom Corp. - Class A                               1,400          65,674
   Computer Associates Int'l., Inc.                       2,600          72,306
*  EMC Corp.                                              8,700         112,578
   First Data Corp.                                       1,600          64,000
*  Freescale Semiconductor, Inc. - Class B                3,852          90,830
   Int'l. Business Machines                               2,500         200,550
   Microsoft Corp.                                       11,000         283,030
   Motorola, Inc.                                         7,000         154,630
   Nokia Corp. (ADR)                                      5,100          86,241
*  Oracle Corp.                                          10,000         123,900
   Qualcomm, Inc.                                         1,100          49,225
(R)Seagate Technology                                     2,600          41,210
   Texas Instruments                                      4,000         135,600
                                                                    -----------
                                                                      1,646,378
                                                                    -----------

 MATERIALS 3.1%
   DuPont, E.I. de Nemours & Co.                          5,000         195,850
   Freeport-McMoran Copper & Gold - Class B               4,800         233,232
   Int'l. Paper Co.                                       3,500         104,300
   Newmont Mining Corp.                                     700          33,019
   Praxair, Inc.                                          2,200         105,446
                                                                    -----------
                                                                        671,847
                                                                    -----------
 TELECOMMUNICATION SERVICES 0.9%
   Sprint Nextel Corp.                                    2,800          66,584
   Vodafone Group plc (ADR)                               4,800         124,656
                                                                    -----------
                                                                        191,240
                                                                    -----------
 UTILITIES 0.5%
   Entergy Corp.                                          1,500         111,480
                                                                    -----------
 TOTAL COMMON STOCKS
 (Cost $10,896,173)                                                  13,048,653
                                                                    -----------
 TOTAL INVESTMENTS
 (Cost $18,453,369)**                                                20,568,090

 EXCESS OF OTHER ASSETS OVER LIABILITIES 4.1%                           881,103
                                                                    -----------
 NET ASSETS                                                         $21,449,193
                                                                    ===========

 *     Non-income producing.

 ** Cost for federal income tax purposes is substantially similar. At September 30, 2005 net unrealized appreciation for federal income tax purposes aggregated $2,114,721 of which $2,399,836 related to appreciated securities and $285,115 related to depreciated securities.

 (ADR) - American Depository Receipt
 (R) - Return of Capital paid during the fiscal period.

 See Notes to Financial Statements.

 SENTINEL VARIABLE PRODUCTS TRUST BOND FUND
 INVESTMENT IN SECURITIES
 at September 30, 2005 (Unaudited)
 -------------------------------------------------------------------------------
                                                   Principal Amount    Value
                                                      (M=$1,000)      (Note 1)
 -------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS 82.8%
 U.S. TREASURY OBLIGATIONS 13.8%
 5-Year:
   U.S. Treasury Note
        3%,    11/15/07                                   250M      $   244,218
   U.S. Treasury Note
    3.375%,    10/15/09                                 1,750M        1,697,500
   U.S. Treasury Note
    3.625%,    01/15/10                                   500M          488,750
                                                                    -----------
                                                                      2,430,468
                                                                    -----------
 10-Year:
   U.S. Treasury Note
     4.25%,    08/15/15                                   900M          894,375
                                                                    -----------
 TOTAL U.S. TREASURY OBLIGATIONS                                      3,324,843
                                                                    -----------

 U.S GOVERNMENT AGENCY OBLIGATIONS 69.0%
 FEDERAL HOME LOAN MORTGAGE CORPORATION 35.6%
 Collateralized Mortgage Obligations:
   FHR 2850 VL
      5.5%,    03/15/25                                 1,000M        1,009,300
   FHR 2832 PD
      5.5%     09/15/29                                   500M          502,935
   FHR 2787 OE
      5.5%     05/15/30                                 1,606M        1,616,038
   FHR 2672 TG
        5%     11/15/31                                 1,500M        1,470,750
   FHR 2489 PE
        6%,    08/15/32                                 1,500M        1,540,725
   FHR 2660 PE
        5%,    08/15/33                                 1,000M          956,040
   FHR 2727 PM
      4.5%     01/15/34                                   500M          461,780
   FHR 2727 UE
        5%     01/15/34                                 1,000M          970,980
                                                                    -----------
   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                       8,528,548
                                                                    -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION 29.2%
 Collateralized Mortgage Obligaions:
   FNR 2004-79 VG
      4.5%     04/25/27                                 2,500M        2,361,825
   FNR 2002-73 QE
      5.5%     04/25/31                                 1,500M        1,517,250
   FNR 2002-85 PD
      5.5%     05/25/31                                 1,000M        1,000,360
   FNR 2003-86 OE
        5%     03/25/32                                 1,500M        1,462,380
                                                                    -----------
                                                                      6,341,815
                                                                    -----------
 30-Year:
   FNMA 707312
        5%,    06/01/33                                   676M          663,419
                                                                    -----------
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                          7,005,234
                                                                    -----------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 4.2%
 Collateralized Mortgage Obligations:
   GNR 2003-34 PC
      5.5%,    02/16/32                                 1,000M        1,005,600
                                                                    -----------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                            16,539,382
                                                                    -----------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
   (Cost $19,976,051)                                                19,864,225
                                                                    -----------
 BONDS 6.6%
 FINANCIAL INSTITUTIONS 1.1%
   Fleet National Bank Providence RI Mtn.
     5.75%,    01/15/09                                   250M          258,438
                                                                    -----------
 MEDIA 2.3%
   Time Warner Cos., Inc.
    6.875%,    06/15/18                                   500M          553,125
                                                                    -----------
 REAL ESTATE 3.2%
   Duke Realty LP
      5.4%,    08/15/14                                   250M          253,125
   ERP Operating LP
     5.25%,    09/15/14                                   500M          504,375
                                                                    -----------
                                                                        757,500
                                                                    -----------
 TOTAL BONDS
   (Cost $1,580,142)                                                  1,569,063
                                                                    -----------

  CORPORATE SHORT-TERM NOTES 8.3%
   American Express Corp.
      3.80%,    10/05/05                                1,000M          999,578
   Prudential Funding
     3.72%,    10/05/05                                 1,000M          999,586
                                                                    -----------
 TOTAL CORPORATE SHORT-TERM NOTES
 (Cost $1,999,164)                                                    1,999,164
                                                                    -----------
 TOTAL INVESTMENTS
 (Cost $23,555,357)*                                                 23,432,452

 EXCESS OF OTHER ASSETS OVER LIABILITIES 2.3%                           551,861
                                                                    -----------
 NET ASSETS                                                         $23,984,313
                                                                    ===========

 * Cost for federal income tax purposes is substantially similar. At September 30, 2005 unrealized depreciation for federal income tax purposes aggregated $122,905 of which $19,874 related to appreciated securities and $142,779 related to depreciated securities.

 See Notes to Financial Statements.

 SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND
 INVESTMENT IN SECURITIES
 at September 30, 2005 (Unaudited)
 -------------------------------------------------------------------------------
                                                   PRINCIPAL AMOUNT    VALUE
                                                      (M=$1,000)      (NOTE 1)
 -------------------------------------------------------------------------------
 CORPORATE SHORT-TERM NOTES 85.7%
 Abbott Labs
   3.68%, 10/05/05                                       1,300M     $ 1,299,468
 American Express Credit Corp.
   3.72%, 10/13/05                                       1,300M       1,298,388
 Barclays US Funding
   3.75%, 10/31/05                                       1,000M         996,875
 Bellsouth Telephone
   3.59%, 10/04/05                                       1,300M       1,299,611
 BMW U.S. Capital
   3.76%, 10/07/05                                       1,130M       1,129,292
 Caterpillar Financial
   3.65%, 10/03/05                                       1,075M       1,074,782
 Chevron Oil Finance Co.
   3.56%, 10/11/05                                         910M         909,100
 Coca Cola
   3.65%, 10/11/05                                         300M         299,705
 Harley-Davidson Funding
   3.73%, 10/20/05                                       1,250M       1,247,539
 LBC (LaSalle Bank Corp.)
   3.75%, 10/14/05                                       1,350M       1,348,172
 Morgan Stanley Dean Witter
   3.8%, 10/27/05                                        1,325M       1,321,364
 Nestle Capital Corp.
   3.69%, 10/04/05                                       1,300M       1,299,600
 New York Times
   3.57%, 10/03/05                                         740M         739,853
 Pfizer, Inc.
   3.57%, 10/06/05                                       1,070M       1,069,470
 Proctor & Gamble
   3.72%, 10/26/05                                       1,350M       1,346,513
 RWE
   3.76%, 10/24/05                                       1,300M       1,296,877
 Southern Co. Funding
   3.65%, 10/05/05                                       1,330M       1,329,461
 Toyota Credit
   3.7%, 10/12/05                                        1,110M       1,108,745
 UBS Finance
   3.75%, 10/17/05                                       1,300M       1,297,833
                                                                    -----------
 TOTAL CORPORATE SHORT-TERM NOTES
   (Amortized Cost $21,712,648)                                      21,712,648
                                                                    -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS 12.4%
 FEDERAL HOME LOAN BANK DISCOUNT NOTES
   3.57%, 10/05/05                                       2,400M       2,399,048
   3.56%, 10/07/05                                         740M         739,561
                                                                    -----------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Amortized Cost $3,138,609)                                        3,138,609
                                                                    -----------

 -------------------------------------------------------------------------------
                                                                       Value
                                                         Shares       (Note 1)
 -------------------------------------------------------------------------------
 U.S. TREASURY INSTITUTIONAL FUNDS 2.0%
 Blackrock Provident Institutional Funds
   Treasury Fund #30
   (Amortized Cost $497,000)                             497,000        497,000
                                                                    -----------
 TOTAL INVESTMENTS
   (Amortized Cost $25,348,257)*                                     25,348,257

 EXCESS OF LIABILITIES OVER OTHER ASSETS (0.1%)                         (14,019)
                                                                    -----------
 NET ASSETS                                                         $25,334,238
                                                                    ===========

 * Also cost for federal income tax purposes.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to Sentinel Administrative Service Company subject to its review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust

      By                         /s/ THOMAS P. MALONE
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer
      Date  11/17/05
           -------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By                         /s/ CHRISTIAN W. THWAITES
                                 -------------------------
                                 Christian W. Thwaites
                                 President and Chief Executive Officer

      Date  11/17/05
           -------------

      By                         /s/ THOMAS P. MALONE
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  11/17/05
           -------------